Schedule of Investments (unaudited)
July 31, 2024
BlackRock Unconstrained Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Denmark — 9.5%
Novo Nordisk A/S, Class B	892,749	$ 118,282,891
France — 7.1%
Hermes International SCA	16,224	35,454,869
LVMH Moet Hennessy Louis Vuitton SE	75,676	53,378,990
		88,833,859
Italy — 4.9%
Ferrari NV	146,726	60,388,400
Netherlands — 8.9%
ASML Holding NV	118,487	110,331,695
United Kingdom — 3.1%
Spirax Group PLC	326,277	38,091,863
United States — 66.0%
Alphabet, Inc., Class C	335,841	58,150,868
ANSYS, Inc.(a)	150,368	47,159,916
Cadence Design Systems, Inc.(a)	226,697	60,677,719
Costco Wholesale Corp.	28,498	23,425,356
Floor & Decor Holdings, Inc., Class A(a)	423,455	41,498,590
Intuit, Inc.	86,959	56,292,909
Intuitive Surgical, Inc.(a)	134,977	60,012,124
Masimo Corp.(a)	418,536	44,774,981
Mastercard, Inc., Class A	138,692	64,312,867
Meta Platforms, Inc., Class A	120,807	57,362,788
Microsoft Corp.	281,656	117,830,788
S&P Global, Inc.	135,460	65,661,526
Thermo Fisher Scientific, Inc.	110,378	67,699,242
Visa, Inc., Class A	204,804	54,410,279
		819,269,953
Total Long-Term Investments — 99.5% (Cost: $1,103,379,289)		1,235,198,661
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(b)(c)	4,101,717	$ 4,101,717

Par (000)
Time Deposits — 0.0%
United States — 0.0%
Citibank, New York, 2.61%, 08/01/24	EUR	71	77,005
Total Short-Term Securities — 0.4% (Cost: $4,178,722)	4,178,722
Total Investments — 99.9% (Cost: $1,107,558,011)	1,239,377,383
Other Assets Less Liabilities — 0.1%	1,606,783
Net Assets — 100.0%	$ 1,240,984,166

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 5,239 (b)	$ —	$ (5,239)	$ —	$ —	—	$ 3,015 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,629,219	—	(2,527,502)(b)	—	—	4,101,717	4,101,717	75,330	—
				$ (5,239)	$ —	$ 4,101,717		$ 78,345	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Unconstrained Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 118,282,891	$ —	$ 118,282,891
France	—	88,833,859	—	88,833,859
Italy	—	60,388,400	—	60,388,400
Netherlands	—	110,331,695	—	110,331,695
United Kingdom	—	38,091,863	—	38,091,863
United States	819,269,953	—	—	819,269,953
Short-Term Securities
Money Market Funds	4,101,717	—	—	4,101,717
Time Deposits	—	77,005	—	77,005
	$ 823,371,670	$ 416,005,713	$ —	$ 1,239,377,383

Currency Abbreviation
EUR	Euro

Portfolio Abbreviation
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions